Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings per share
17.	Earnings per share

The following table presents a reconciliation of the income and share data used in the basic and diluted earnings per share (“EPS”) computations for the dates indicated:

(In thousands of US$, except per share amounts)	Year ended December 31,
	2011	2010	2009

Net income attributable to Bladex for both basic and diluted EPS	83,180	42,244	54,862

Weighted average common shares outstanding - applicable to basic EPS	36,969	36,647	36,493
Basic earnings per share	2.25	1.15	1.50

Weighted average common shares outstanding applicable to diluted EPS	36,969	36,647	36,493
Effect of dilutive securities (1):
Stock options and restricted stock units plans	176	167	78
Adjusted weighted average common shares outstanding applicable to diluted EPS	37,145	36,814	36,571
Diluted earnings per share	2.24	1.15	1.50

(1)	As of December 31, 2011, 2010 and 2009, weighted average options of 72,053, 760,284 and 769,790, respectively, were excluded from the computation of diluted earnings per share because the option’s exercise price was greater than the average quoted market price of the Bank’s common stock.